Retirement Plans - Summary of Investments Measured at Fair Value Based on NAV Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 15,257,000	$ 15,183,000	$ 15,572,000
Common/Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Redemption Frequency (if currently eligible)	Daily	Daily
Redemption Notice Period	1 day	1 day
Common/Collective Trust Funds [Member] | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 15,257,000	$ 15,183,000